Equity - Retained earnings additional information (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	5 Months Ended	12 Months Ended
	Oct. 13, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of equity [Line Items]
Dividends recognised as distributions to owners	€ 1,500	€ 2,668	€ 2,178	€ 1,288
Other cash distributions		0	1,171	1,054
Purchased Share buyback programme		€ 3,482	€ 1,721	€ 1,604
Authorised share capital, ordinary shares (in shares)		9,142,000	9,142,000	14,729,000
Increased dividend percentage		2.585%
Cumulative preference shares
Disclosure of equity [Line Items]
Authorised share capital, ordinary shares (in shares)		4,600,000
Par value (in eur per share)		€ 0.01
ING Group
Disclosure of equity [Line Items]
Purchased Share buyback programme		€ (3,217)	€ (1,983)	€ (140)